Chapter 11 Proceedings - Key terms of the Plan of Reorganization (Details) - shares	Dec. 31, 2019	Jun. 05, 2019	Dec. 31, 2018	Jul. 02, 2018	Jul. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Fresh-Start Adjustment [Line Items]
Number of shares	100,234,973		100,000,000	100,000,000	508,763,020	508,763,020,000,000	508,763,020,000,000
Reserved for issuance under employee incentive plan (in shares)				11,111,111
Total, fully diluted (in shares)	138,880,000	138,880,000	111,111,111	111,111,111
Prior to dilution by the shares reserved under the Employee Incentive Plan				100.00%
Fully diluted				90.00%
Fully diluted, reserved for Employee Incentive Plan				10.00%
Total fully diluted				100.00%
Commitment Parties (in exchange for cash paid pursuant to the Investment Agreement) and Equity Rights Offering Subscribers
Fresh-Start Adjustment [Line Items]
Number of shares				23,750,000
Prior to dilution by Primary Structuring Fee and the shares reserved under the Employee Incentive Plan				25.00%
Prior to dilution by the shares reserved under the Employee Incentive Plan				23.75%
Fully diluted				21.38%
Recipients of Senior Secured Notes (including Commitment Parties and Notes Rights Offering Subscribers)
Fresh-Start Adjustment [Line Items]
Number of shares				54,625,000
Prior to dilution by Primary Structuring Fee and the shares reserved under the Employee Incentive Plan				57.50%
Prior to dilution by the shares reserved under the Employee Incentive Plan				54.63%
Fully diluted				49.16%
Holders of General Unsecured Claims
Fresh-Start Adjustment [Line Items]
Number of shares				14,250,000
Prior to dilution by Primary Structuring Fee and the shares reserved under the Employee Incentive Plan				15.00%
Prior to dilution by the shares reserved under the Employee Incentive Plan				14.25%
Fully diluted				12.82%
Former Holders of Old Seadrill Limited Equity and Seadrill Limited 510(b) Claimants
Fresh-Start Adjustment [Line Items]
Number of shares				1,900,000
Prior to dilution by Primary Structuring Fee and the shares reserved under the Employee Incentive Plan				2.00%
Prior to dilution by the shares reserved under the Employee Incentive Plan				1.90%
Fully diluted				1.71%
Fees to Select Commitment Parties
Fresh-Start Adjustment [Line Items]
Number of shares				475,000
Prior to dilution by Primary Structuring Fee and the shares reserved under the Employee Incentive Plan				0.50%
Prior to dilution by the shares reserved under the Employee Incentive Plan				0.47%
Fully diluted				0.43%
All creditors, excluding Primary Structuring Fee
Fresh-Start Adjustment [Line Items]
Number of shares				95,000,000
Prior to dilution by Primary Structuring Fee and the shares reserved under the Employee Incentive Plan				100.00%
Prior to dilution by the shares reserved under the Employee Incentive Plan				95.00%
Fully diluted				85.50%
Hemen (on account of Primary Structuring Fee)
Fresh-Start Adjustment [Line Items]
Number of shares				5,000,000
Prior to dilution by the shares reserved under the Employee Incentive Plan				5.00%
Fully diluted				4.50%